Subsequent Events (Details) - USD ($)		1 Months Ended	9 Months Ended
	Oct. 26, 2023	Feb. 28, 2022	Oct. 31, 2021	Sep. 30, 2023	Apr. 30, 2023	Dec. 31, 2022
Subsequent Events (Details) [Line Items]
Principle of bridge financing					$ 3,000,000
Financing bear interest						10.00%
Conversion price						80.00%
Financing Receivable, Percent Past Due						50.00%
Total proceeds received amount						$ 2,666,953
Gross proceeds		$ 999,999	$ 10,999,998
Price of per share (in Dollars per share)				$ 0.0001		$ 0.0001
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Common stock share issued (in Shares)	143,531
Gross proceeds	$ 547,127
Price of per share (in Dollars per share)	$ 4
Net proceeds	$ 529,127